Employee Benefit Plans - Changes in Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 766		$ (732)		$ 298
Prior service cost (credit) arising during period	(3)		2		(98)
Recognition of prior years’ service (cost) credit	(127)	[1]	(209)	[1]	(173)	[1]
Total recognized in other comprehensive (income) loss (before tax effects)	638		(939)		27
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	619
Recognition of prior years’ net (loss)	(125)
Recognition of prior years’ service (cost) credit	15
Total recognized in other comprehensive (income) loss (before tax effects)	509
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	139
Recognition of prior years’ net (loss)	(15)
Prior service cost (credit) arising during period	(3)
Recognition of prior years’ service (cost) credit	(1)
Foreign exchange adjustment	2
Total recognized in other comprehensive (income) loss (before tax effects)	122
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	7
Recognition of prior years’ net (loss)	(11)
Prior service cost (credit) arising during period	0
Recognition of prior years’ service (cost) credit	10
Total recognized in other comprehensive (income) loss (before tax effects)	6
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Total recognized in other comprehensive (income) loss (before tax effects)	$ 1

[1]	The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.